Loans and allowance for credit losses - Narrative (Details) - USD ($)				1 Months Ended	12 Months Ended
	Aug. 15, 2020	Mar. 22, 2020	Feb. 14, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Accrued interest receivable					$ 38,316,000
Accretion of interest income					3,788,000	$ 8,556,000	$ 7,608,000
Total accretion excluded interest income						8,556,000	7,608,000
Recorded investment in TDRs					15,988,000	12,206,000
Allocation to specific reserves					310,000	360,000
Commitment to lend additional amounts to troubled debt restructuring					0	0
TDRs classified as non-accruals					8,279,000	5,201,000
Payment default for loans modified as troubled debt restructurings					0	0	0
Classification of TDR, exemption period, CARES ACT		60 days
Deferred loans that were transferred to normal payment status					1,399,088,000
PCI Loans
Financing Receivable, Past Due [Line Items]
Carrying value of PCI loans						57,152,000	68,999,000
Purchase accounting liquidity discount						292,000	2,436,000
Purchase accounting non accretable credit discount						3,537,000	4,355,000
Accretion of interest income						7,003,000	9,010,000
Non-PCI Loans
Financing Receivable, Past Due [Line Items]
Purchase accounting liquidity discount						3,924,000	2,197,000
Purchase accounting accretable credit discount						8,964,000	$ 7,527,000
Minimum
Financing Receivable, Past Due [Line Items]
Payment deferral period				60 days
Maximum
Financing Receivable, Past Due [Line Items]
Payment deferral period				90 days
Federal Reserve Bank
Financing Receivable, Past Due [Line Items]
Pledged loans to the Federal Reserve Bank					2,463,281,000	1,407,662,000
Residential Mortgage Loans | FHLB Cincinnati
Financing Receivable, Past Due [Line Items]
Pledge loans to the Federal Home Loan Bank securing advances					1,248,857,000	412,966,000
Commercial Loan | FHLB Cincinnati
Financing Receivable, Past Due [Line Items]
Pledge loans to the Federal Home Loan Bank securing advances					$ 1,532,749,000	$ 545,540,000
Franklin Financial Network, Inc.
Financing Receivable, Past Due [Line Items]
Increase in allowance for credit losses	$ 77,653,000
Farmers National
Financing Receivable, Past Due [Line Items]
Increase in allowance for credit losses			$ 4,494,000